SCHEDULE OF CHANGES IN THE WARRANT LIABILITY (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Derivative Warrants Liabilities
Balance	$ 24,517,927	$ 958,146
Issuance of February 2025 warrants	125,170,986	7,360,662
Changes in fair value of warrants	(132,880,152)	28,866,166
Reclassification to equity on exercise of warrants		(12,667,047)
Issuance of Exchange Warrants	35,440,446
Balance	$ 52,249,207	$ 24,517,927